INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 7,090	$ 11,884
Work-in-progress	1,864	2,390
Finished goods	103,655	122,172
Inventories	$ 112,609	$ 136,446